12 Months Ended
Feb. 27, 2015
GOLDMAN SACHS TRUST

Goldman Sachs Tactical Tilt Implementation Fund

Institutional Shares of the Goldman Sachs Tactical Tilt Implementation Fund (the “Portfolio”)

Supplement dated June 9, 2015 to the

Prospectus dated February 27, 2015 (the “Prospectus”)

Effective immediately, the Portfolio’s Prospectus is revised as follows:

The following table replaces the “Annual Portfolio Operating Expenses” table under the “Goldman Sachs Tactical Tilt Implementation Fund—Summary—Fees and Expenses of the Portfolio” section of the Prospectus:

Institutional
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.14%
Acquired (Underlying) Fund Fees and Expenses[2]	0.28%
Total Annual Portfolio Operating Expenses[3]	1.17%
Fee Waivers and Expense Limitation[4]	(0.27)%
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation[3]	0.90%
[1]	The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Portfolio’s “Acquired (Underlying) Fund Fees and Expenses” have been estimated to reflect fees and expenses (including the management fee) expected to be incurred by the Portfolio during the current fiscal year as a shareholder of the Subsidiary (as defined below) and other investment companies in which the Portfolio invests.
[3]	The “Total Annual Portfolio Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include “Acquired (Underlying) Fund Fees and Expenses”.
[4]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary at an annual rate of 0.42% of the Subsidiary’s average daily net assets; and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.164% of the Portfolio’s average daily net assets. The management fee waiver arrangement with respect to the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The management fee waiver arrangement with respect to affiliated fund fees and expense limitation arrangement will remain in effect through at least February 29, 2016, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees.

The “Goldman Sachs Tactical Tilt Implementation Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Portfolio for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement with respect to affiliated fund fees and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$92	$344	$616	$1,393